Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Other Non-Current Assets

Other non-current assets consisted of the following:

	December 31, 2014	December 31, 2013
Available-for-sale equity securities	11	11
Trading equity securities	8	8
Long-term State receivables	513	513
Long-term receivables from third parties	5	7
Long-term loans to affiliates	—	17
Prepaid for pension	9	10
Debt issuance costs, net	4	—
Deposits and other non-current assets	30	34

Total	580	600